Fair Value of Assets and Liabilities - Schedule of Assets Measured at Fair Value on Recurring Basis (Detail) - USD ($)	Dec. 31, 2019	Dec. 31, 2018
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Available for sale securities	$ 16,354,872	$ 17,393,729
Fair Value, Recurring
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Available for sale securities	16,354,872	17,393,729
Fair Value, Recurring | Level 2
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Available for sale securities	15,854,872	16,893,729
Fair Value, Recurring | Level 3
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Available for sale securities	$ 500,000	$ 500,000